Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Before Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) subject to domestic income taxes only	$ 491,393	$ (139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191
Total	$ 6,505,537	$ 6,825,676